SUBSEQUENT EVENTS	9 Months Ended
Dec. 31, 2025
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS

NOTE 7 — SUBSEQUENT EVENTS

The Company evaluated subsequent events through June 18, 2026, the date of the issuance of the consolidated financial statements. Based upon this review, other than disclosed below, the Company did not identify any subsequent events that would have required adjustment or disclosure in the consolidated financial statements.

In connection with the Business Combination, on March 24, 2026, PubCo entered into subscription agreements with certain investors for PIPE Financing of 780,000 units at $10.00 per unit for aggregate gross proceeds of $7,800,000. Each unit consists of one PubCo ordinary share and one preferred share, with each preferred share convertible into one-third of one PubCo ordinary share six months following the closing of Business Combination. Upon the closing of Business Combination on June 12, 2026, PubCo issued 780,000 PubCo ordinary shares of par value $0.00001 each and 780,000 PubCo Series A preferred shares to PIPE investors.

On June 12, 2026, Merger Sub I merged with and into HSPT, with HSPT continuing as the surviving company and becoming a wholly owned subsidiary of PubCo. Each issued and outstanding ordinary share of HSPT (other than redeeming and dissenting shares) was automatically cancelled and converted into the right to receive one PubCo ordinary share. In connection with the First Merger, 3,502,404 HSPT ordinary shares were redeemed and cancelled, while the remaining non-redeeming shares were converted into PubCo ordinary shares.

On the same day, Merger Sub II merged with and into SL Bio, with SL Bio continuing as the surviving company and becoming a wholly owned subsidiary of PubCo. Each issued and outstanding ordinary share of SL Bio was automatically cancelled and converted into the right to receive newly issued PubCo ordinary shares based on the exchange ratio set forth in the Business Combination Agreement. In aggregate, 556,800,000 PubCo ordinary shares were issued to SL Bio shareholders. Upon completion of the Second Merger, the authorized share capital of SL Bio was reclassified to $500,000 divided into 500,000,000 shares of par value of $0.001 each.

Following the effective time of the First Merger and Second Merger, Pubco has authorized shares of 4,950,000,000, ordinary shares of par value $0.00001 each and 50,000,000 preferred shares of par value $0.00001 each. The issued and outstanding shares of the PubCo comprised 560,759,757 ordinary shares of par value $0.00001 each and 780,000 preferred shares of par value $0.00001 each. SL Bio’s issued share capital and additional paid in capital became $1 and $0 respectively. As a result of Business Combination, SL Bio and HSPT each became wholly owned subsidiaries of Pubco following the merger (which closed on June 12, 2026, with trading commencing on Nasdaq under “SLBT” on June 15, 2026).